Share-Based Payments (Details 1)	6 Months Ended
Jun. 30, 2023 $ / shares
Tranche 1 [member]
IfrsStatementLineItems [Line Items]
Volatility	70.91%
Expected term in years	7 years
Dividend rate	0.00%
Risk-free interest rate	1.58%
Exercise price	$ 10.50
Share price	9.42
Fair value of option on grant date	$ 6.14
Tranche 2 [member]
IfrsStatementLineItems [Line Items]
Volatility	70.91%
Expected term in years	7 years
Dividend rate	0.00%
Risk-free interest rate	1.58%
Hurdle price	$ 18
Exercise price	10.50
Share price	9.42
Fair value of option on grant date	$ 6.18
Directors [member]
IfrsStatementLineItems [Line Items]
Volatility	75.32%
Expected term in years	6 years 11 months 1 day
Dividend rate	0.00%
Risk-free interest rate	1.58%
Exercise price	$ 6.45
Share price	5.03
Fair value of option on grant date	$ 3.31